Lease and Commitments - Schedule of Present Value of Future Lease Payments Between Current and Non-current Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Jan. 08, 2020	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use asset	$ 164,350	$ 148,693
Total operating lease assets	164,350	148,693	$ 189,600
Operating lease current liability	26,450	24,791
Operating lease other liability	137,900	123,901
Total operating lease liabilities	$ 164,350	$ 148,692